Segments - Schedule of Net Product Sales by Therapeutic Categories (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Line Items]
Net product sales, therapeutic categories	$ 5,783.2	$ 4,461.3	$ 3,415.9
Central nervous system [Member]
Segment Information [Line Items]
Net product sales, therapeutic categories	1,964.0	1,517.4	907.6
Cardiovascular [Member]
Segment Information [Line Items]
Net product sales, therapeutic categories	1,298.5	977.2	594.6
Hormones and synthetic substitutes [Member]
Segment Information [Line Items]
Net product sales, therapeutic categories	868.5	724.7	682.3
Anti-infective agents [Member]
Segment Information [Line Items]
Net product sales, therapeutic categories	267.9	197.9	161.5
Urology [Member]
Segment Information [Line Items]
Net product sales, therapeutic categories	174.0	140.5	127.3
Other [Member]
Segment Information [Line Items]
Net product sales, therapeutic categories	$ 1,210.3	$ 903.6	$ 942.6